Other Financial Assets (Details) - Schedule of Other Financial Assets - ZAR (R) R in Thousands		Feb. 29, 2024	Feb. 28, 2023
Non-current assets
Derivative – call option	[1]		R 388

[1]	This relates to a call option agreement with the non-controlling shareholders of Karooooo Logistics to acquire additional 13% interest in Karooooo Logistics. As at February 29, 2024, the non-controlling shareholders have removed all rights to exercise the call option. The call option was derecognized in profit or loss.